RELATED PARTY TRANSACTIONS - Ship Finance Additional Information (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Daily time charter rate extension		$ 14,900
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back | vessel		1	1
Purchase option net of sellers credit		$ 112,000,000
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back | vessel	8	8	8		8
Historical cost	$ 272,000,000.0
Charter contract term	10 years				10 years
Purchase option net of sellers credit	$ 112,000,000	$ 112,000,000			$ 112,000,000	$ 112,000,000
Charter term extension	3 years				3 years
Daily time charter rate extension	$ 14,900	$ 14,900			$ 14,900
Dry Bulk Carriers [Member] | Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels under commercial management | vessel		9	14
Commercial management fee revenue per day for first seven dry bulk vessels		$ 125
Number of vessels for which management fee is $125 dollars per day | vessel		4	7	7
Commercial management fee revenue, rate 2		$ 75	$ 75	$ 75
Number of vessels for which management fee is $75 dollars per day | vessel		3	7	7
Commercial management fee revenue, rate 3		$ 37.5
Commercial management fee revenue per day for managing vessels			$ 125	$ 125
Number of vessels for which management fee is $37.5 dollars per day | vessel		2
Container Carriers [Member] | Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels under commercial management | vessel		16	14	14
Commercial management fee revenue per day for managing vessels		$ 75	$ 75	$ 75